Concentrations	12 Months Ended
Dec. 31, 2021
Concentrations Disclosure [Abstract]
CONCENTRATIONS

18. CONCENTRATIONS

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. For the year ended December 31, 2021, 2020 and 2019, the Company had revenue from four, three, and four customers that accounted for approximately 56%, 46% and 59% of revenue, respectively.